S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 10, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Bartosz Lipiński	Cube Exchange	Hybrid Digital Asset Marketplace	Co-Founder, Chief Executive Officer, Director
	B&J Studios	Blockchain Development Platform	Co-Founder, Director
	Elmnts Group Inc.	Investment Platform	Director
	B+J Capital Group LLC	Investment Company	Manager
	Imperial Labs Pte.	Software Development	Director
	Raindrop Studios Inc.	Software Development	Co-Founder and Director
Alex Dymala-Dolesky	Uranium Digital	Trading Platform	Chief Executive Officer
	Takara Ventures Ltd.	Venture Capital	Director
Patrick Daugherty	Foley & Lardner LLP	Law Firm	Partner
Renata Szkoda	Scout Group LLC	Data Management Software	Chief Financial Officer
	Athena Bitcoin Global	Trading Platform	Director
Ryan Shea	Render Foundation	Computing	Advisor
	Nation Builders, Inc.	Construction Management	Director
Tal Broda	—	—	—